Leases - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Leases [Line Items]
Lease liabilities	kr 7,495	kr 7,455
Current lease liabilities	2,132	2,235
Lease cost	3,603	3,788
Depreciation	2,179	2,427
Impairment losses	(99)	(154)
Lease expense relating to low-value assets	432	459
Interest expense	421	464
Variable lease payments	472	284
Future cash outflows from leases not yet commenced	568	249
Sublease receivables for operating leases	69	70
Sublease receivables for financial leases	84	75
Sublease interest income from financial leases	kr 2	kr 5
Bottom of range [Member] | Lessor [member]
Disclosure Of Leases [Line Items]
Leasing contract period	1 year
Top of range [Member] | Lessor [member]
Disclosure Of Leases [Line Items]
Leasing contract period	5 years